PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Schedule of amounts and balances of the consolidated VIE that were included in the Group's consolidated financial statements after the elimination of intercompany balances and transactions

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	512	3,961
Accounts receivable, net	367	760
Amount due from related parties	1,956	476
Prepayments and other current assets	6,851	3,287
Property and equipment, net	461	245
Intangible assets, net	12,774	10,938
Operating lease right-of-use assets	2,255	791
Other non-current assets	—	93
Total assets	25,176	20,551

Payable to riders and drivers	1,313	404
Amount due to related parties	32	32
Accrued expenses and other current liabilities	13,885	12,542
Operating lease liabilities	830	192
Non-current operating lease liabilities	1,053	412
Total liabilities	17,113	13,582

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net Revenues	3,183	3,293	13,104
Net loss	(38,674)	(49,741)	(58,641)
Net cash provided by operating activities	14,612	535	4,308
Net cash used in investing activities	(14,604)	(59)	(859)

Schedule of estimated useful lives of property and equipment, net

Category	Estimated useful lives
Computer equipment	3 years
Office facilities	3-5 years
Vehicles	8 years
Software	3-5 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Schedule of useful lives of identifiable intangible assets

Category	Amortization Years
BCA	7
NCC	7
Technology	3.7
Trademark and Domain Name	9-9.7

Schedule of disaggregated revenues by revenue

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Dada Now: (1)
Services	1,954,834	3,377,653	2,753,458
Sales of goods	41,951	56,925	67,254
Subtotal	1,996,785	3,434,578	2,820,712
JDDJ: (2)
Services	1,102,913	2,305,411	4,045,550
Total	3,099,698	5,739,989	6,866,262

Notes:

(1)	Includes net revenues from on-demand delivery services and freight services. Revenue from on-demand delivery services for which the Group acts as a principal was RMB216,242, RMB763,699 and RMB1,681,121 for the years ended December 31, 2019, 2020 and 2021, respectively.
(2)	Includes net revenues from (i) commission fee, and advertising and marketing services of RMB460,006, RMB1,211,549 and RMB2,350,582 for the years ended December 31, 2019, 2020 and 2021, respectively; and (ii) fulfillment services and others of RMB642,907, RMB1,093,862 and RMB1,694,968 for the years ended December 31, 2019, 2020 and 2021, respectively.

Schedule of opening and closing balances of the Group's advances from customers

Advances from
Customers
RMB
Opening Balance as of January 1, 2019	3,392
Increase, net	11,965
Ending Balance as of December 31, 2019	15,357
Increase, net	10,894
Ending Balance as of December 31, 2020	26,251
Increase, net	23,264
Ending Balance as of December 31, 2021	49,515